Property and Equipment, Net	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	Office Equipment	Total
Cost
At July 1, 2021	$15,453	15,453
Additions	3,888	3,888
Effects of movements in exchange rates	(210)	(210)
At June 30, 2022	19,131	19,131
Additions	8,888	8,888
Disposal	(703)	(703)
Effects of movements in exchange rates	948	948
At June 30, 2023	28,264	28,264

Accumulated depreciation
At July 1, 2021	$5,209	5,209
Depreciation for the year	3,447	3,447
Effects of movements in exchange rates	(132)	(132)
At June 30, 2022	8,524	8,524
Depreciation for the year	4,855	4,855
Disposal	(442)	(442)
Effects of movements in exchange rates	336	336
At June 30, 2023	13,273	13,273

Carrying amounts
At July 1, 2021	$10,244	$10,244

At June 30, 2022	$10,607	$10,607
At June 30, 2023	$14,991	$14,991

Depreciation expense for the year ended June 30, 2023 and 2022 was $4,855 and $3,447, respectively.

During the year ended June 30, 2023, the Company purchased assets of $8,888 (S$12,399) and disposed of assets of $703 (S$952). During the year ended June 30, 2022, the Company purchased assets of $3,888 (S$5,345).